DUE TO RELATED PARTY - CEO (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Funds received for operations	$ 23,000		$ 12,512
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to CEO funds in advanced			4,500
Due to related party	273,591		$ 250,591	$ 238,079
Funds received for operations	$ 23,000